Off-balance-sheet commitments (Tables)	12 Months Ended
Dec. 31, 2020
Off-balance-sheet commitments
Schedule of leases on premises

As part of its activity, the Company signed operating leases for its administrative offices and laboratories, which are summarized below:

France:
Address:	Sorbonne Université (formerly Université Pierre et Marie Curie) 4, place Jussieu - 75005 Paris

Lease arrangement which expired on December 15, 2019
Surface area:	638.15 square meters
Period:	December 15, 2018 – December 15, 2019 (which can be renewed twice with a simple amendment)
Annual rent:	€215,011.87
Refurbishment costs:	Sorbonne Université agreed to contribute to the refurbishment costs up to €100 thousand

Lease arrangement (ongoing as of December 31, 2020)
Surface area:	504 square meters
Period:	December 15, 2020 – December 15, 2021
Annual rent:	€159,278.23
Refurbishment costs:	Sorbonne Université agreed to contribute to the refurbishment costs up to €50 thousand

United States:
Address:	210 Broadway, Suite 201, Cambridge, MA 02139
Period:	Started on October 1, 2018. Month to month rent, terminable with 30 days advance written notice
Monthly rent:	$6,100

Brazil:

The Company does not currently have a lease agreement in this jurisdiction.

Schedule of commitments linked to financial debts

(Amounts in thousands of euros)			Residual
			amount as
		Nominal	of
Borrowing	Commitments given	amount	12/31/2020
BPI France conditional advance “Sarcob” project

The agreement provides for an annual repayment on March 31 of each year, effective on January 1, 2016, corresponding to 40% of the ex-tax proceeds from the sale or assignment of licenses, patents or know-how relating to all or part of the results of the aided project, received for the previous year and 40% of the ex-tax proceeds generated by the marketing or use by the beneficiary for its own purposes, of prototypes, pre-series or models produced as part of the aided project. These amounts shall be assigned as a priority and by offsetting them against the last payment to BPI France. The application of this mechanism will not lead the Company to pay more than the amount received.

		260	117
BPI France conditional advance -"BIO101" project

The agreement provides for an annual repayment on March 31 of each year, effective on January 1, 2018, corresponding to 35.81% of the ex-tax proceeds from the sale or assignment of licenses, patents or know-how relating to all or part of the results of the aided project, received for the previous year and 35.81% of the ex-tax proceeds generated by the marketing or use by the beneficiary for its own purposes, of prototypes, pre-series or models produced as part of the aided project. These amounts shall be assigned as a priority and by offsetting them against the last payment to BPI France. The application of this mechanism will not lead the Company to pay more than the amount received.

		1,100	715

Agreements for the
exploitation of industrial
property	Commitments given
SARCOB commercialization agreement - SATT Lutech Agreement dated January 1, 2016

It covers not only the family S IV patents covered by the consortium agreement, but also covers the family S I patents and family S II and S III patents. The contractual structure of the consideration payable by the Company is as follows: firstly, in the year after the first marketing of a product and in any event at the latest, from 2023 onwards, the Company will pay a guaranteed annual minimum amount of €40 thousand, which shall be deducted from the amount of royalties effectively due annually. On this point, with regard to the direct exploitation, the agreement provides for an annual royalty for a figure based on the net sales of products, distinguishing between sales of nutraceutical and medicinal products. With regards to indirect exploitation, it provides for annual double-digit royalties based on income received from licensees, distinguishing (i) between the sales of nutraceutical products (double-digit royalties) and drug products (two or one-digit royalties) and (ii) the product development phase (phase 1, 2 or 3) at the time of the conclusion of the licensing agreement.

MACULIA commercialization agreement - SATT Lutech Agreement dated January 1, 2016

The contractual structure of the consideration payable by the Company is as follows: firstly, in the year following the first marketing of a nutraceutical product and in any event no later than in 2020, the Company will pay an annual guaranteed minimum amount of €15 thousand. In the same way, the Company will pay a guaranteed minimum amount of €50 thousand in the event of marketing of a drug product and in any event no later than from 2026. These amounts will be deducted from the amount of royalties effectively due annually. For direct exploitation, it also provides for an annual royalty of a figure based on net sales of products, distinguishing between sales of nutraceutical and medicinal drugs. For indirect exploitation, it also provides for annual double-digit royalties based on income received from licensees, distinguishing (i) between the sales of nutraceuticals (double-digit royalties) and drug products (one or two-digit royalties) and (ii) the product development phase of these products (phase 1, 2 or 3) at the time of conclusion of the licensing agreement.